Trade and Other Receivables - Schedule of Trade and Other Receivables (Detail) - GBP (£) £ in Millions		Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018	Mar. 31, 2017
Current
Trade receivables		£ 1,732		£ 1,741	£ 1,774
Amounts owed by ultimate parent company		16		15	25
Prepayments	[1]	698		1,103	733
Accrued income	[2]	34		777	955
Deferred contract costs	[3]	417
Other receivables	[4]	341		393	373
Trade and other receivable current		3,238	£ 3,692	4,029	3,860
Non-current
Other assets	[5]	173		317	360
Deferred contract costs	[3]	272
Trade and other non-current receivables		£ 445	£ 431	£ 317	£ 360

[1]	2017/18 includes £325m in respect of the acquisition of Spectrum.
[2]	Accrued income recognised in prior years has been substantially reclassified to contract assets on adoption of IFRS 15. See notes 1 and 2.
[3]	Deferred contract costs arise following adoption of IFRS 15 on 1 April 2018. See notes 1 and 2.
[4]	Other receivables includes assets held for sale of £nil. (2017/18: £nil, 2016/17: £22m). £89m assets held for sale as at 31 March 2019 are presented separately on the face of the balance sheet.
[5]	Other assets comprise prepayments and leasing debtors. Included in prior year comparatives are costs relating to the initial set-up, transition or transformation phase of long-term networked IT services contracts (2017/18: £145m, 2016/17: £163m), which are presented within deferred contract costs following adoption of IFRS 15.